Provisions and contingent liabilities - Movement of the provision for social responsibility (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions and contingent liabilities
Opening balance	$ 18,010	$ 21,689	$ 24,335
Additional provisions	888
Payments	(572)	(3,679)	(2,646)
Ending balance	18,326	18,010	21,689
Classification by maturity [Abstract]
Current portion	761	8,351
Non-current portion	17,565	9,659	21,689
Ending balance	$ 18,326	$ 18,010	$ 21,689